Loss Per Share - Summary of Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		May 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Weighted average shares outstanding (000s)
Basic and dilutive	[1]		259,371	229,871
Continuing operations
Net loss attributable to owners of the Company			$ (172,660)	$ (335,114)
Per share - basic			$ (0.65)	$ (1.46)
Per share - diluted			$ (0.65)	$ (1.46)
Discontinued operations
Net loss attributable to owners of the Company		$ 2,300	$ (4,535)
Per share - basic			$ (0.02)
Per share - diluted			$ (0.02)
Net loss attributable to owners of the Company			$ (168,125)	$ (335,114)
Per share - basic			$ (0.67)	$ (1.46)
Per share - diluted			$ (0.67)	$ (1.46)

[1]	For the year ended December 31, 2023, there were 0.3 million equity classified warrants, 9.9 million derivative warrants, 0.1 million simple warrants, 0.1 million performance warrants, 0.9 million stock options and 8.6 million RSUs that were excluded from the calculation as the impact was anti-dilutive (year ended December 31, 2022 – 0.3 million equity classified warrants, 10.1 million derivative warrants, 0.2 million simple warrants, 0.1 million performance warrants, 0.04 million stock options and 1.4 million RSUs).